Earnings (Loss) Per Common Share from Continuing Operations (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Income (loss) from continuing operations attributable to parent including preferred dividends									$ 24	$ (672)		$ 40
Preferred Stock Dividends, Income Statement Impact									15	18		9
Preferred Stock Conversions, Inducements									0	22		0
Income (loss) from continuing operations attributable to WPX Energy, Inc. available to common stockholders for basic and diluted income (loss) per common share	$ (24)	$ (381)	$ 323	$ 91	$ (165)	$ (235)	$ (207)	$ (105)	$ 9	$ (712)		$ 31
Basic weighted-average shares									395.1	313.3		234.2
Diluted weighted-average shares(a)									397.4	313.3	[1]	235.6
Income (loss) per common share from continuing operations:
Basic (in dollars per share)	$ (0.06)	$ (0.96)	$ 0.81	$ 0.24	$ (0.48)	$ (0.69)	$ (0.69)	$ (0.38)	$ 0.02	$ (2.28)		$ 0.13
Diluted (in dollars per share)	$ (0.06)	$ (0.96)	$ 0.77	$ 0.23	$ (0.48)	$ (0.69)	$ (0.69)	$ (0.38)	$ 0.02	$ (2.28)		$ 0.13
Restricted Stock Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements									2.1			1.3
Stock Options
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements									0.2			0.1

[1]	The following table includes amounts that have been excluded from the computation of diluted earnings (loss) per common share as their inclusion would be antidilutive due to our loss from continuing operations attributable to WPX Energy, Inc. available to common stockholders. The common shares issuable upon assumed conversion of 6.25% Series A mandatory convertible preferred stock have been excluded from the computation of diluted earnings per share as their inclusion would be antidilutive due to application of the if-converted method. Years Ended December 31, 2017 2016 2015 (Millions)Weighted-average nonvested restricted stock units and awards— 2.2 —Weighted-average stock options— 0.1 —Common shares issuable upon assumed conversion of 6.25% Series A mandatory convertible preferred stock (Note 14)19.8 23.8 15.5